As filed with the United States Securities and Exchange Commission on May 3, 2018

1933 Act File No. 333-36074

1940 Act File No. 811-09913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 93	☒

AIM COUNSELOR SERIES TRUST

(INVESCO COUNSELOR SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000

Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Peter A. Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On June 1, 2018, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Class F shares of the Invesco American Franchise Fund series of the Registrant (the “Fund”). No information relating to the Registrant’s other series or the Fund’s other share classes is amended or superseded hereby.

Explanatory Note

Post-Effective Amendment No. 69 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 70 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 69”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on January 10, 2017, EDGAR Accession No. 0001193125-17-006799, relating to the Class T and Class F shares of Invesco American Franchise Fund (the “Fund”).

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 92 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 93 under the Investment Company Act) (“PEA No. 92”) relating only to the Fund’s Class F shares is being filed solely for the purpose of designating June 1, 2018, as the new effective date for the Fund’s Class F shares, which were included in PEA No. 69.

The Prospectus and Statement of Additional Information for the Fund’s Class F shares included in Post-Effective Amendment No. 76 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 77 under the Investment Company Act), filed on May 31, 2017, EDGAR Accession No. 0001193125-17-189347, are incorporated by reference into this PEA No. 92.

Part C of the Registrant’s Registration Statement is included herein.

PART C

OTHER INFORMATION

Item 28.		Exhibits

a	–	Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(50)

b	–	Second Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016.(45)

c	–	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

d (1)	–	(a) Master Investment Advisory Agreement, dated November 25, 2003, between Registrant and A I M Advisors, Inc.(6)

	–	(b) Amendment No. 1, dated October 15, 2004, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(7)

	–	(c) Amendment No. 2, dated March 31, 2006, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(14)

	–	(d) Amendment No. 3, dated April 14, 2006, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(15)

	–	(e) Amendment No. 4, dated March 9, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

	–	(f) Amendment No. 5, dated April 23, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

	–	(g) Amendment No. 6, dated July 1, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

	–	(h) Amendment No. 7, dated June 2, 2009, to the Master Investment Advisory Agreement between the Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(26)

	–	(i) Amendment No. 8, dated January 1, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(28)

	–	(j) Amendment No. 9, dated February 12, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(29)

	–	(k) Amendment No. 10, dated April 30, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(29)

	–	(l) Amendment No. 11, dated October 29, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(35)

	–	(m) Amendment No. 12, dated May 23, 2011, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(35)

	–	(n) Amendment No. 13, dated December 1, 2011, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(38)

	–	(o) Amendment No. 14, dated September 24, 2012, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (38)

	–	(p) Amendment No. 15, dated July 31, 2013, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(39)

	–	(q) Amendment No. 16, dated April 22, 2014, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(42)

	–	(r) Amendment No. 17, dated July 1, 2015, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc.(43)

	–	(s) Amendment No. 18, dated September 30, 2015, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc.(44)

(2)	–	(a) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.)(22)

	–	(b) Amendment No. 1 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated June 2, 2009, between Invesco Aim Advisors, Inc., on behalf of Registrant, and Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (28)

	–	(c) Amendment No. 2 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated January 1, 2010, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(28)

	–	(d) Amendment No. 3 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated February 12, 2010, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (29)

	–	(e) Amendment No. 4 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated April 30, 2010, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (29)

	–	(f) Amendment No. 5 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated October 29, 2010, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (35)

	–	(g) Amendment No. 6 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated December 1, 2011, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (36)

	–	(h) Amendment No. 7 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated September 24, 2012, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (38)

	–	(i) Amendment No. 8 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 31, 2013, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(39)

	–	(j) Amendment No. 9 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated April 22, 2014, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(42)

	–	(k) Termination Agreement dated, January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited.(43)

	–	(l) Amendment No. 10 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated September 30, 2015, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(44)

(3)	–	(a) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

–	(b) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

–	(c) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

–	(d) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

–	(e) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

–	(f) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

–	(g) Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

–	(h) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

–	(i) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(44)

–	(j) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

–	(k) Amendment No. 10 dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

–	(l) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

–	(m) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

–	(n) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

–	(o) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(48)

		–	(p) Amendment No. 15, dated April 11, 2017 to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(51)

		–	(q) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(51)

	(4)	–	(a) Form of Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated [April 11, 2017].(51)

		–	(b) Form of Amendment No. 1, dated [December 15, 2017] to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated [April 11, 2017]. (51)

e	(1)	–	(a) Master Distribution Agreement, dated July 1, 2014, between the Registrant and Invesco Distributors, Inc.(42)

		–	(b) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(42)

		–	(c) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(43)

		–	(d) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(43)

		–	(e) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(43)

		–	(f) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(44)

		–	(g) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

		–	(h) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

		–	(i) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

		–	(j) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

		–	(k) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

		–	(l) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

		–	(m) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

		–	(n) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

	–	(o) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

	–	(p) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(48)

	–	(q) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(51)

(2)	–	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(24)

(3)	–	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(24)

f (1)	–	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(42)

(2)	–	(a) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(42)

	–	(b) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(44)

g	–	Amended and Restated Master Custodian Contract between Registrant and State Street Bank and Trust Company dated June 1, 2010.(31)

h (1)	–	(a) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(32)

	–	(b) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(35)

	–	(c) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(35)

	–	(d) Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(38)

	–	(e) Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(42)

	–	(f) Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(51)

(2)	–	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(15)

	–	(b) Amendment No. 1, dated March 9, 2007, to the Second Amended and Restated Master Administrative Services Agreement.(19)

	–	(c) Amendment No. 2, dated April 23, 2007, to the Second Amended and Restated Master Administrative Services Agreement.(19)

	–	(d) Amendment No. 3, dated June 2, 2009, to the Second Amended and Restated Master Administrative Services Agreement.(26)

	–	(e) Amendment No. 4, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(28)

	–	(f) Amendment No. 5, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(29)

	–	(g) Amendment No. 6, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(29)

	–	(h) Amendment No. 7, dated October 29, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(35)

	–	(i) Amendment No. 8, dated December 1, 2011, to the Second Amended and Restated Master Administrative Services Agreement.(37)

	–	(j) Amendment No. 9, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement.(37)

	–	(k) Amendment No. 10, dated September 24, 2012, to the Second Amended and Restated Master Administrative Services Agreement. (38)

	–	(l) Amendment No. 11, dated July 31, 2013, to the Second Amended and Restated Master Administrative Services Agreement.(39)

	–	(m) Amendment No. 12, dated April 22, 2014, to the Second Amended and Restated Master Administrative Services Agreement.(42)

	–	(n) Amendment No. 13, dated September 30, 2015, to the Second Amended and Restated Master Administrative Services Agreement.(44)

(3)	–	(a) Memorandum of Agreement, dated December 1, 2016, regarding expense limitations, between Registrant and Invesco Advisers, Inc.(51)

(b) Memorandum of Agreement, dated December 1, 2017, regarding expense limitations, between Registrant and Invesco Advisers, Inc.(51)

(4)	–	Memorandum of Agreement, dated December 1, 2017, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc.(51)

(5)	–	Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc.(42)

(6)	–	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc.(48)

i	–	Legal Opinion - None.

j	–	Other Opinions - None

k	–	Omitted Financial Statements – Not Applicable.

l(1)	–	(a) Initial Capitalization Agreement of Registrant’s AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund, dated March 29, 2006.(14)

	–	(b) Initial Capitalization Agreement of Registrant’s AIM Select Real Estate Income Fund, dated March 8, 2007.(19)

	–	(c) Initial Capitalization Agreement of Investor Class shares of Registrant’s AIM Structured Core Fund dated December 20, 2007.(19)

	–	(d) Initial Capitalization Agreement of AIM Core Plus Bond Fund dated June 1, 2009.(26)

	–	(e) Initial Capitalization Agreement of Class Y shares of Registrant’s AIM Core Plus Bond Fund, AIM Floating Rate Fund, AIM Multi-Sector Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund dated October 2, 2008.(26)

	–	(f) Agreement concerning Initial Capital Investment in Portfolios of the Registrant dated June 1, 2010, for Class B Shares and Class C Shares of Invesco Large Cap Relative Value Fund, Class Y Shares of Invesco Balanced Fund and Invesco Van Kampen Pennsylvania Tax Free Income Fund and Institutional Class Shares of Invesco Van Kampen Equity and Income Fund and Invesco Van Kampen Growth and Income Fund.(31)

	–	(g) Initial Capitalization Agreement of Class R5 Shares of Registrant’s Invesco Small Cap Discovery Fund and Class R6 Shares of Registrant’s Invesco Equally –Weighted S&P 500 Fund and Invesco Small Cap Discovery Fund dated September 24, 2012.(38)

	–	(h) Initial Capitalization Agreement of Invesco Strategic Real Return Fund dated April 21, 2014.(42)

	–	(i) Initial Capitalization Agreement of Invesco Short Duration High Yield Municipal Fund dated September 29, 2015.(44)

m (1)	–	(a) Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(45)

	–	(b) Amendment No. 1 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated July 1, 2016.(45)

	–	(c) Amendment No. 2 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated July 27, 2016.(45)

	–	(d) Amendment No. 3 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated September 1, 2016.(50)

	–	(e) Amendment No. 4 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated October 28, 2016.(50)

	–	(f) Amendment No. 5 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated December 1, 2016.(50)

	–	(g) Amendment No. 6 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated February 27, 2017.(50)

	–	(h) Amendment No. 7, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated June 9, 2017.(51)

	–	(i) Amendment No. 8, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated December 15, 2017.(51)

(2)	–	(a) Second Amended and Restated Distribution Plan – Class A, AX, C, CS, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015.(43)

	–	(b) Amendment No. 1 to the Second Amended and Restated Distribution Plan – Class A, AX, C, CS, Investor Class, R, and RX Shares (Reimbursement), effective as of June 20, 2016.(45)

	–	(c) Amendment No. 2 to the Second Amended and Restated Distribution Plan – Class A, AX, C, CS, Investor Class, R, and RX Shares (Reimbursement), effective as of June 28, 2016.(45)

(3)	–	(a) Second Amended and Restated Distribution Plan – Class B and BX Shares, effective as of July 1, 2015.(43)

	–	(b) Amendment No. 1 to the Second Amended and Restated Distribution Plan – Class B and BX Shares, effective as of July 1, 2015, dated February 26, 2016.(45)

	–	(c) Amendment No. 2 to the Second Amended and Restated Distribution Plan – Class B and BX Shares, effective as of July 1, 2015, dated June 20, 2016.(45)

	–	(d) Amendment No. 3 to the Second Amended and Restated Distribution Plan – Class B and BX Shares, effective as of July 1, 2015, dated June 28, 2016.(45)

	–	(e) Amendment No. 4 to the Second Amended and Restated Distribution Plan – Class B and BX Shares, effective as of July 1, 2015, dated December 1, 2016.(45)

n (1)	–	(a) Twenty-Second Amended and Restated Multiple Class Plan of the Invesco Family of Funds® effective December 12, 2001, as amended and restated November 30, 2016. (51)

	–	(b) Twenty-Third Amended and Restated Multiple Class Plan of The Invesco Funds effective December 12, 2001, as amended and restated effective December 1, 2017.(51)

o		–	Reserved.

p	(1)	–	Invesco Advisers, Inc. Code of Ethics, amended January 1, 2017, relating to Invesco Advisers, Inc. and any of its subsidiaries.(48)

	(2)	–	Invesco UK Code of Ethics, dated 2017, relating to Invesco Asset Management Limited.(48)

	(3)	–	Invesco Ltd. Code of Conduct, dated October 2016, relating to Invesco Asset Management (Japan) Limited.(48)

	(4)	–	Invesco Hong Kong Limited Code of Ethics, dated January 1, 2017, relating to Invesco Hong Kong Limited.(48)

	(5)	–	Invesco Canada Ltd. Code of Conduct, revised October 2016.(48)

	(6)	–	Invesco EMEA-EX UK Employees Code of Ethics dated October 1, 2016, relating to Invesco Asset Management Deutschland (GmbH).(48)

	(7)	–	Invesco Senior Secured Management Code of Ethics Policy, revised June 1, 2016 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2017.(48)

	(8)	–	Invesco PowerShares Capital Management, LLC Code of Ethics amended January 1, 2017.(48)

	(9)	–	Invesco Asset Management (India) Private Limited Code of Ethics amended May 2017.(50)

q		–	Powers of Attorney for Arch, Crockett, Fields, Flanagan, Jones, Hostetler, Mathai-Davis, Ressel, Stern, Stickel, Taylor,Troccoli, and Wilson dated March 28, 2018.(52)

(1)	Previously filed with PEA No. 13 to the Registration Statement on August 28, 2003 and incorporated by reference herein.
(2)	Previously filed with PEA No. 38 to the Registration Statement of INVESCO Sector Funds, Inc. on July 15, 2003 and incorporated herein by reference (Identical except for the name of the Registrant (AIM Counselor Series Trust) and the date).
(3)	Previously filed with the Registration Statement on Form N-14 of AIM Special Opportunities Funds on August 13, 2003 and incorporated herein by reference.
(4)	Previously filed with PEA No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003 and incorporated by reference herein.
(5)	Previously filed with PEA No. 15 to the Registration Statement of Registrant filed on November 25, 2003 and incorporated by reference herein.
(6)	Previously filed with PEA No. 16 to the Registration Statement of Registrant filed on March 1, 2004 and incorporated by reference herein.
(7)	Previously filed with PEA No. 17 to the Registration Statement of Registrant filed on November 30, 2004 and incorporated by reference herein.
(8)	Previously filed with PEA No. 18 to the Registration Statement of Registrant filed on October 19, 2005 and incorporated by reference herein.
(9)	Previously filed with PEA No. 19 to the Registration Statement of Registrant filed on December 7, 2005 and incorporated by reference herein.
(10)	Previously filed with PEA No. 20 to the Registration Statement of Registrant filed on December 20, 2005 and incorporated by reference herein.
(11)	Previously filed with PEA No. 21 to the Registration Statement of Registrant filed on January 13, 2006 and incorporated by reference herein.
(12)	Previously filed with PEA No. 22 to the Registration Statement of Registrant filed on February 17, 2006 and incorporated by reference herein.
(13)	Previously filed with PEA No. 23 to the Registration Statement of Registrant filed on March 24, 2006 and incorporated by reference herein.
(14)	Previously filed with PEA No. 24 to the Registration Statement of Registrant filed on April 13, 2006 and incorporated by reference herein.
(15)	Previously filed with PEA No. 25 to the Registration Statement of Registrant filed on September 22, 2006 and incorporated by reference herein.
(16)	Previously filed with PEA No. 26 to the Registration Statement of Registrant filed on October 13, 2006 and incorporated by reference herein.
(17)	Previously filed with PEA No. 28 to the Registration Statement of Registrant filed on December 28, 2006 and incorporated by reference herein.
(18)	Previously filed with PEA No. 29 to the Registration Statement of Registrant filed on March 12, 2007 and incorporated by reference herein.
(19)	Previously filed with PEA No. 30 to the Registration Statement of Registrant filed on October 18, 2007 and incorporated by reference herein.
(20)	Previously filed with PEA No. 31 to the Registration Statement of Registrant filed on December 20, 2007 and incorporated by reference herein.

(21)	Previously filed with PEA No. 32 to the Registration Statement of Registrant filed on February 15, 2008 and incorporated by reference herein.
(22)	Previously filed with PEA No. 33 to the Registration Statement of Registrant filed on September 23, 2008 and incorporated by reference herein.
(23)	Previously filed with PEA No. 34 to the Registration Statement of Registrant filed on December 17, 2008 and incorporated by reference herein.
(24)	Previously filed with PEA No. 35 to the Registration Statement of Registrant filed on March 11, 2009 and incorporated by reference herein.
(25)	Previously filed with PEA No. 36 to the Registration Statement of Registrant filed on May 28, 2009 and incorporated by reference herein.
(26)	Previously filed with PEA No. 38 to the Registration Statement of Registrant filed on December 3, 2009 and incorporated by reference herein.
(27)	Previously filed with PEA No. 39 to the Registration Statement of Registrant filed on February 5, 2010 and incorporated by reference herein.
(28)	Previously filed with PEA No. 40 to the Registration Statement of Registrant filed on February 12, 2010 and incorporated by reference herein.
(29)	Previously filed with PEA No. 41 to the Registration Statement of Registrant filed on May 28, 2010 and incorporated by reference herein.
(30)	Previously filed with PEA No. 42 to the Registration Statement of Registrant filed on June 29, 2010 and incorporated by reference herein.
(31)	Previously filed with PEA No. 43 to the Registration Statement of Registrant filed on July 26, 2010 and incorporated by reference herein.
(32)	Previously filed with PEA No. 44 to the Registration Statement of Registrant filed on October 15, 2010 and incorporated by reference herein.
(33)	Previously filed with PEA No. 45 to the Registration Statement of Registrant filed on October 28, 2010 and incorporated by reference herein.
(34)	Previously filed with PEA No. 46 to the Registration Statement of Registrant filed on December 21, 2010 and incorporated by reference herein.
(35)	Previously filed with PEA No. 48 to the Registration Statement of Registrant filed on December 14, 2011 and incorporated by reference herein.
(36)	Previously filed with PEA No. 50 to the Registration Statement of Registrant filed on July 20, 2012 and incorporated by reference herein.
(37)	Previously filed with PEA No. 51 to the Registration Statement of Registrant filed on September 21, 2012 and incorporated by reference herein.
(38)	Previously filed with PEA No. 53 to the Registration Statement of Registrant filed on December 19, 2012 and incorporated by reference herein.
(39)	Previously filed with PEA No. 55 to the Registration Statement of Registrant filed on December 17, 2013 and incorporated by reference herein.
(40)	Previously filed with PEA No. 57 to the Registration Statement of Registrant filed on January 29, 2014 and incorporated by reference herein.
(41)	Previously filed with PEA No. 59 to the Registration Statement of Registrant filed on April 22, 2014 and incorporated by reference herein.
(42)	Previously filed with PEA No. 61 to the Registration Statement of Registrant filed on December 17, 2014 and incorporated by reference herein.
(43)	Previously filed with PEA No. 63 to the Registration Statement of Registrant filed on July 15, 2015 and incorporated by reference herein.
(44)	Previously filed with PEA No. 65 to the Registration Statement of Registrant filed on December 16, 2015 and incorporated by reference herein.
(45)	Previously filed with PEA No. 67 to the Registration Statement of Registrant filed on December 14, 2016 and incorporated by reference herein.
(46)	Previously filed with PEA No. 69 to the Registration Statement of Registrant filed on January 10, 2017 and incorporated by reference herein.
(47)	Previously filed with PEA No. 70 to the Registration Statement of Registrant filed on March 9, 2017 and incorporated by reference herein.
(48)	Previously filed with PEA No. 71 to the Registration Statement of Registrant filed on March 31, 2017 and incorporated by reference herein.
(49)	Previously filed with PEA No. 75 to the Registration Statement of Registrant filed on May 31, 2017 and incorporated by reference herein.
(50)	Previously filed with PEA No. 77 to the Registration Statement of Registrant filed on June 5, 2017 and incorporated by reference herein.
(51)	Previously filed with PEA No. 85 to the Registration Statement of Registrant filed on December 13, 2017 and incorporated by reference herein.
(52)	Filed herewith electronically.

Item 29.	Persons Controlled by or Under Common Control With the Fund

None

Item 30.	Indemnification

Indemnification provisions for officers, trustees and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust dated April 11, 2017(i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc., and a separate Sub-Advisory Agreement with Invesco PowerShares Capital Management LLC and India Asset Management (India) Private Limited (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

The only employment of a substantial nature of Invesco’s directors and officers is with the Invesco and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco PowerShares Capital Management LLC and India Asset Management (India) Private Limited (each a Sub-Adviser, collectively the Sub-Advisers) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management – The Advisers” in the Prospectuses which comprises Part A of this Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.

Item 32.	Principal Underwriters

(a)	Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as principal underwriter to the following investment companies:

AIM Equity Funds (Invesco Equity Funds)

AIM Funds Group (Invesco Funds Group)

AIM Growth Series (Invesco Growth Series)

AIM International Mutual Funds (Invesco International Mutual Funds)

AIM Investment Funds (Invesco Investment Funds)

AIM Investment Securities Funds (Invesco Investment Securities Funds)

AIM Sector Funds (Invesco Sector Funds)

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Management Trust

Invesco Senior Loan Fund

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust II

PowerShares Exchange-Traded Self-Indexed Fund Trust

PowerShares India Exchange-Traded Fund Trust

Short-Term Investments Trust

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Registrant
Peter S. Gallagher	Director & President	Assistant Vice President

Eric P. Johnson	Executive Vice President	None

Ben Utt	Executive Vice President	None

Daniel E. Draper	Senior Vice President	None

Eliot Honaker	Senior Vice President	None

Miranda O’Keefe	Senior Vice President & Chief Compliance Officer	None

Gary K. Wendler	Senior Vice President, Director, Marketing Research & Analysis	Assistant Vice President

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Registrant
John M. Zerr	Senior Vice President	Senior Vice President

Jeffrey H. Kupor	Senior Vice President & Secretary	Senior Vice President, Chief Legal Officer & Secretary

Mark W. Gregson	Chief Financial Officer	None

Annette J. Lege	Treasurer	None

Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, except for those maintained at its Atlanta offices at the address listed above or at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, Kentucky 40202 or at the offices of Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, New York 10036, and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, Missouri 64121-9078.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH

An der Welle 5

1st Floor

Frankfurt, Germany 60322

Invesco Asset Management Ltd.

Perpetual Park

Perpetual Park Drive

Henley-on-Thames

Oxfordshire RG91HH

United Kingdom

Invesco Asset Management (Japan) Limited

Roppongi Hills Mori Tower 14F

6-10-1 Roppongi

Minato-ku, Tokyo 106-6114

Invesco Hong Kong Limited

41/F Champion Tower

Three Garden Road, Central

Hong Kong

Invesco Senior Secured Management, Inc.

1166 Avenue of the Americas

New York, NY 10036

Invesco Canada Ltd.

5140 Yonge Street

Suite 800

Toronto, Ontario

Canada M2N 6X7

Invesco PowerShares Capital Management LLC

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

Invesco Asset Management (India) Private Limited

3rd Floor

GYS Infinity

Subhash Road

Paranjpe B Scheme

Ville Parle (East)

Mumbai – 400 057 India

Item 34.	Management Services

None

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 3rd day of May, 2018.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	May 3, 2018
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 3, 2018
(David C. Arch)

/s/ Bruce L. Crockett*	Chair & Trustee	May 3, 2018
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	May 3, 2018
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	May 3, 2018
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	May 3, 2018
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	May 3, 2018
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	May 3, 2018
(Prema Mathai-Davis)

/s/ Teresa M. Ressel*	Trustee	May 3, 2018
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	May 3, 2018
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	May 3, 2018
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	May 3, 2018
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	May 3, 2018
(Robert C. Troccoli)

/s/ Christopher L. Wilson*	Trustee	May 3, 2018
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	May 3, 2018
(Kelli Gallegos)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed herewith.

INDEX
Exhibit Number	Description

q	Powers of Attorney for Arch, Crockett, Fields, Flanagan, Jones, Hostetler, Mathai-Davis, Ressel, Stern, Stickel, Taylor, Troccoli, and Wilson dated March 28, 2018.